ALLIANCE CAPITAL RESERVES


ALLIANCE CAPITAL





ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998                                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                              YIELD            VALUE
-------------------------------------------------------------------------

            COMMERCIAL PAPER-51.9%
            AKZO NOBEL, INC.
$ 20,000    7/21/98                                 5.50%    $ 19,938,889
  20,000    7/23/98                                 5.50       19,932,778
            ALLIANZ OF AMERICA FINANCE CORP.
  14,600    9/18/98 (a)                             5.51       14,423,466
  31,516    8/27/98 (a)                             5.52       31,240,550
            ASSOCIATES CORP. OF NORTH AMERICA
  90,000    9/11/98                                 5.51       89,008,200
  46,400    8/26/98                                 5.56       45,998,741
 100,000    8/27/98                                 5.56       99,119,667
            BAA PLC
  24,584    12/07/98                                5.48       23,988,985
  36,493    7/22/98                                 5.50       36,375,918
            BANK OF AMERICA
  70,000    9/23/98                                 5.52       69,098,400
            BANKERS TRUST NEW YORK
 153,700    9/15/98                                 5.52      151,908,883
161,000     9/23/98                                 5.52      158,926,320
  17,000    8/12/98                                 5.58       16,889,330
            BANQUE CAISSE D'EPARGNE
  95,000    9/23/98                                 5.51       93,778,617
  20,100    9/08/98                                 5.52       19,887,342
  20,000    10/14/98                                5.52       19,678,000
            BAVARIA TRUST CORP.
  80,000    9/29/98 (a)                             5.54       78,892,000
            BIL NORTH AMERICA, INC.
  16,500    8/11/98                                 5.55       16,395,706
  25,000    8/04/98                                 5.56       24,868,722
  20,000    7/28/98                                 5.57       19,916,450
            CAISSE D'AMORTISSEMENT
  14,600    7/10/98                                 5.60       14,579,560
            COMMONWEALTH BANK OF AUSTRALIA
  62,000    9/28/98                                 5.44       61,166,169
            CREGEM NORTH AMERICA, INC.
  42,000    12/28/98                                5.48       40,849,200
            CS FIRST BOSTON
  23,000    8/07/98                                 5.52       22,869,513
  10,600    8/24/98                                 5.53       10,512,073
  9,000     8/26/98                                 5.53        8,922,580
  30,000    9/22/98                                 5.53       29,617,509
            DEN NORSKE BANK
  50,000    9/21/98                                 5.52       49,371,903
            DIAGEO CAPITAL PLC
  53,000    9/23/98                                 5.52%      52,317,360
  35,000    7/01/98                                 6.10       35,000,000
            FIRST CHICAGO FINANCIAL CORP.
  33,000    9/15/98                                 5.51       32,616,136
  22,700    8/21/98                                 5.52       22,522,486
  14,000    9/09/98                                 5.54       13,849,189
            GENERAL ELECTRIC CAPITAL CORP.
 120,000    9/08/98                                 5.51      118,732,700
 120,000    9/09/98                                 5.53      118,709,667
 100,000    9/15/98                                 5.53       98,832,556
  50,000    8/19/98                                 5.57       49,620,930
  25,000    5.62%, 11/17/98 FRN                     5.62       25,000,000
            GENERAL MOTORS ACCEPTANCE CORP.
 175,000    9/15/98                                 5.52      172,960,667
 220,000    9/02/98                                 5.53      217,870,950
            GENERAL RE CORP.
  27,060    9/15/98                                 5.52       26,744,661
  16,357    9/22/98                                 5.52       16,148,830
            GENERALE BANK
  20,000    9/04/98                                 5.44       19,803,555
  40,000    12/04/98                                5.49       39,048,400
            HENKEL CORP.
  16,500    9/10/98                                 5.53       16,320,045
            IMI FUNDING CORP. (USA)
  21,157    8/05/98                                 5.40       21,045,926
  36,022    11/06/98                                5.52       35,315,008
  46,300    9/30/98                                 5.54       45,651,620
  20,590    8/28/98                                 5.56       20,405,559
  65,320    7/20/98                                 5.70       65,123,496
           ING AMERICA INSURANCE HL
  27,000    12/21/98                                5.52       26,283,780
  28,000    8/04/98                                 5.54       27,853,498
  25,000    7/06/98                                 5.55       24,980,729
            J.P. MORGAN & CO., INC.
 200,000    8/28/98                                 5.54      198,214,889
            KOCH INDUSTRIES
  16,000    7/01/98 (a)                             6.30       16,000,000
            MORGAN STANLEY GROUP, INC.
  40,000    8/26/98                                 5.52       39,656,533
            NORWEST CORP.
  77,000    8/31/98                                 5.54       76,277,184
  81,000    7/01/98                                 6.20       81,000,000


1


STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                              YIELD            VALUE
-------------------------------------------------------------------------

            PRUDENTIAL FUNDING CORP.
$175,000    9/14/98                                 5.53%   $ 172,983,854
 173,000    7/01/98                                 6.45      173,000,000
            SALOMON SMITH BARNEY
  55,000    9/09/98                                 5.51       54,410,736
  45,000    9/14/98                                 5.51       44,483,438
  55,000    8/26/98                                 5.52       54,527,733
 110,000    9/01/98                                 5.52      108,954,267
 100,000    9/02/98                                 5.52       99,034,000
  30,000    9/08/98                                 5.52       29,682,600
            SCOTIA BANC, INC.
  35,000    8/24/98                                 5.55       34,708,625
            SIGMA FINANCE, INC.
  50,000    10/21/98 (a)                            5.54       49,138,222
            SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE CORP.
  33,100    8/26/98 (a)                             5.58       32,812,692
  6,000     9/02/98 (a)                             5.60        5,941,200
            SVENSKA HANDELSBANKEN
  50,000    8/28/98                                 5.52       49,555,333
            THAMES ASSET GLOBAL SECURITIZATION
  91,148    9/11/98 (a)                             5.54       90,138,080
            UBS FINANCE DELAWARE, INC.
  10,000    8/10/98                                 5.53        9,938,555
            UNI FUNDING, INC.
  80,000    9/11/98                                 5.51       79,118,400
            VATTENFALL TREASURY, INC.
  26,000    8/24/98                                 5.52       25,784,720
            Total Commercial Paper
             (amortized cost $4,156,274,280)                4,156,274,280
            CERTIFICATES OF DEPOSIT-20.3%
            BAYERISCHE VEREINSBANK
 155,000    5.64%, 2/25/99                          5.64      155,000,000
            BAYERISCHE LANDESBANK
 150,000    5.53%, 2/25/99 FRN                      5.61      149,924,795
            CANADIAN IMPERIAL
              BANK OF COMMERCE
 180,000    5.58%, 9/23/98                          5.58      180,000,000
            CREDIT AGRICOLE
  15,000    5.87%, 8/10/98                          5.90       14,998,136
            DEUTSCHE BANK
 42,000     5.67%, 2/26/99                          6.02       41,991,820
  40,000    5.70%, 3/05/99                          5.75       39,988,625
  75,000    5.95%, 10/21/98                         6.33       74,989,003
            DRESDNER BANK
  90,000    5.51%, 1/15/99                          5.67       89,910,254
            GENERALE BANK
  30,000    5.94%, 8/28/98                          5.96       29,998,686
            HESSISCHE LANDESBANK
 160,000    5.60%, 9/30/98                          5.60      160,000,000
            NATIONAL WESTMINSTER BANK
 135,000    5.65%, 3/03/99                          5.70      134,955,785
            NORDEUTSCHE LANDESBANK
  65,000    5.72%, 4/16/99                          5.77       64,975,352
            ROYAL BANK OF CANADA
  20,000    5.53%, 2/12/99                          5.70       19,967,478
  25,000    5.55%, 2/11/99                          5.70       24,962,341
            SWISS BANK
  71,000    5.66%, 3/04/99                          5.71       70,981,653
            TORONTO DOMINION BANK
 200,000    5.58%, 9/23/98                          5.58      200,000,000
 175,000    5.59%, 9/30/98                          5.59      175,000,000
            Total Certificates of Deposit
             (amortized cost $1,627,643,928)                1,627,643,928
            BANK OBLIGATIONS-11.2%
            ABBEY NATIONAL
 250,000    5.54%, 2/17/99 FRN                      5.60      249,908,470
            BANK OF MONTREAL
  75,000    5.64%, 10/01/98 FRN                     5.64       75,000,000
            BAYERISCHE LANDESBANK
 160,000    5.63%, 10/02/98 FRN                     5.63      160,000,000
            DEUTSCHE BANK
 160,000    5.52%, 7/01/98 FRN                      5.52      160,000,000
            LASALLE NATIONAL BANK
  30,000    5.60%, 12/10/98                         5.60       30,000,000
  25,000    5.62%, 12/21/98                         5.62       25,000,000
  60,000    5.70%, 3/10/99                          5.70       60,000,000
            SMM TRUST
  50,000    5.66%, 12/14/98 FRN (a)                 5.66       50,000,000
  40,000    5.66%, 5/28/99 FRN (a)                  5.66       40,000,000
  50,000    5.69%, 12/16/98 FRN (a)                 5.69       50,000,000
            Total Bank Obligations
              (amortized cost $899,908,470)                   899,908,470
3
                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________
PRINCIPAL
 AMOUNT
  (000)     SECURITY#                              YIELD            VALUE
-------------------------------------------------------------------------

            CORPORATE OBLIGATIONS-7.6%
            GENERAL AMERICAN FUNDING CORP.
$157,000    5.85%, 7/10/98 FRN                      5.85%   $ 157,000,000
            MERRILL LYNCH & CO., INC.
  57,000    5.61%, 1/29/99 FRN                      5.61       57,000,000
  65,000    5.61%, 2/16/99 FRN                      5.61       65,000,000
 100,000    5.61%, 6/01/99 FRN                      5.61      100,000,000
 135,000    5.62%, 1/20/99 FRN                      5.62      135,000,000
  35,000    5.875%, 8/26/98                        5.875       35,000,000
            TRAVELERS LIFE FUNDING AGREEMENT
  10,000    5.67%, 10/21/98 FRN (b)                 5.67       10,000,000
  50,000    5.67%, 11/03/98 FRN (b)                 5.67       50,000,000
            Total Corporate Obligations
              (amortized cost $609,000,000)                   609,000,000
            PROMISSORY NOTES-4.8%
            GOLDMAN SACHS GROUP LP
 160,000    5.63%, 10/13/98 (a)                     5.63      160,000,000
 170,000    5.66%, 11/24/98 (a)                     5.66      170,000,000
  50,000    5.69%, 8/07/98 (a)                      5.69       50,000,000
            Total Promissory Notes
              (amortized cost $380,000,000)                   380,000,000
            U.S. GOVERNMENT & AGENCY OBLIGATIONS-3.6%
            AID HOUSING GUARANTY PROJECT PORTUGAL
  11,563    5.83%, 12/01/16 FRN                     5.83       11,562,500
            FEDERAL FARM CREDIT BANK
  66,000    5.41%, 8/03/98 FRN                      5.43       65,997,200
            FEDERAL NATIONAL MORTGAGE ASSN.
  135,000   5.54%, 5/21/99 FRN                      5.62      134,907,007
   78,000   5.65%, 11/04/98                         5.74       77,977,859
            Total U.S. Government &
              Agency Obligations
              (amortized cost $290,444,566)                   290,444,566
            TIME DEPOSIT-0.3%
            SOCIETE GENERALE BANK
  25,000    7/01/98
            (amortized cost $25,000,000)5.75                   25,000,000
            TOTAL INVESTMENTS-99.7%
             (amortized cost $7,988,271,244)                7,988,271,244
            Other assets less liabilities-0.3                  26,295,748
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            8,015,285,129 shares outstanding)               $8,014,566,992


#    All securities either mature or their interest rate changes in one year or less.

(a) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, these securities amounted to $838,586,210, representing 10.5% of net assets.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $60,000,000, representing .75% of net assets.

     Glossary:

     FRN - Floating Rate Note

     See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998                              ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
Interest                                                          $383,932,689
EXPENSES
Advisory fee (Note B)                              $ 31,190,832
Distribution assistance and administrative service (Note C)         23,957,235
Transfer agency (Note B)                              9,681,735
Registration fees                                     1,018,800
Printing                                                637,413
Custodian fees                                          595,434
Audit and legal fees                                     71,773
Trustees' fees                                           16,742
Miscellaneous                                            31,885
Total expenses                                                      67,201,849
Net investment income                                              316,730,840
REALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                           (10,016)
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $316,720,824
STATEMENT OF CHANGES IN NET ASSETS                    ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________
                                                  YEAR ENDED       YEAR ENDED
                                                JUNE 30, 1998    JUNE 30, 1997

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                             $316,730,840    $251,419,428
Net realized loss on investment transactions           (10,016)           (887)
Net increase in net assets from operations         316,720,824     251,418,541

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                             (316,730,840)   (251,419,428)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase (Note E)                            2,281,771,645     928,726,972
Total increase                                   2,281,761,629     928,726,085

NET ASSETS
Beginning of year                                5,732,805,363   4,804,079,278
End of year                                     $8,014,566,992  $5,732,805,363


See notes to financial statements.


4


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998                                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1998.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $5,255,330 for the year ended June 30, 1998.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $16,800,462. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $7,156,773, of which $176,500 was paid to the Adviser.


5


                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $718,137, of which $85,995 expires in 2001, $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in
2004, $887 expires in 2005 and $10,016 expires in the year 2006.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1998, capital paid-in aggregated $8,015,285,129. Transactions, all at $1.00 per share, were as follows:

                                                     YEAR ENDED      YEAR ENDED
                                                       JUNE 30,        JUNE 30,
                                                        1998             1997

Shares sold                                     24,542,949,413  26,431,373,115
Shares issued on reinvestments of dividends        316,730,840     251,419,428
Shares redeemed                                (22,577,908,608)(25,754,065,571)
Net increase                                     2,281,771,645     928,726,972


6


FINANCIAL HIGHLIGHTS                                  ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   YEAR ENDED JUNE 30,
                                            -------------------------------------------------------------
                                               1998          1997         1996         1995        1994
                                            -----------  -----------  -----------  -----------  ---------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0471        .0452        .0471        .0447        .0255

LESS: DIVIDENDS
Dividends from net investment income          (.0471)      (.0452)      (.0471)      (.0447)      (.0255)

Net asset value, end of year                   $1.00        $1.00        $1.00        $1.00        $1.00


TOTAL RETURN
Total investment return based on net asset
  value (a)                                     4.83%        4.63%        4.82%        4.57%        2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $8,015       $5,733       $4,804       $3,024       $2,417
Ratios to average net assets of:
Expenses, net of waivers and reimbursements     1.00%        1.00%        1.00%        1.00%        1.00%
Expenses, before waivers and reimbursements     1.00%        1.00%        1.00%        1.03%        1.03%
Net investment income                           4.71%        4.53%        4.69%        4.51%(b)     2.57%(b)


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Advisor.


7


INDEPENDENT AUDITOR'S REPORT                          ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE CAPITAL RESERVES PORTFOLIO We have audited the accompanying statement of net assets of Alliance Capital Reserves Portfolio as of Juneb30, 1998 and the related statements of operations, changes in net assets, and financial highlights for thebperiods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require thatbwe plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Capital Reserves Portfolio as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New YorkJuly 24, 1998


8


ALLIANCE CAPITAL RESERVES
1345 Avenue of the Americas, New York, NYb10105
Toll free 1 (800) 221-5672
YIELDS. For current recorded yield information on AllianceCapital Reserves, call on a touch-tone telephone toll-free(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 9 #
For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUSTBE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

CAPAR